Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of the period	$ 3,641	$ 3,912	$ 3,593
Translation adjustments	(95)
Balance at end of the period	$ 3,546	3,641	3,912
Translation adjustments		$ (271)	$ 319